Discontinued Operations - Summary of Financial Performance and Cash Flow Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues	S/ 4,085,004	S/ 3,899,462	S/ 4,014,013
Administrative expenses	(213,908)	(278,433)	(322,454)
Other (expenses) income, net	(326,754)	(61,335)	(32,869)
Gain from the sale of investments		(7)	34,545
Operating (loss) profit	(98,899)	334,714	181,674
Financial expenses	(231,709)	(247,982)	(150,777)
Financial income	74,656	50,925	13,742
Share of the profit or loss in associates and joint ventures	(218,774)	(3,709)	473
Loss before income tax	(474,726)	133,948	45,112
Income tax	319,957	113,318	46,305
Loss from discontinued operations	(43,959)	36,785	210,431
Discontinued operations [member] | Adexus S.A. [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues	252,857	302,936	284,024
Operating costs	(244,183)	(263,455)	(239,680)
Gross profit	8,674	39,481	44,344
Administrative expenses	(34,744)	(32,730)	(32,761)
Other (expenses) income, net	(12,740)	(4,519)	(835)
Operating (loss) profit	(38,810)	2,232	10,748
Financial expenses	(24,359)	(12,786)	(10,755)
Financial income	2,625	610	264
Loss before income tax	(60,544)	(9,944)	257
Income tax	16,585	2,325	147
Loss from discontinued operations	(43,959)	(7,619)	404
Net effect in consolidated	(43,959)	(7,619)	404
Cash flows relating to the discontinued operations are as follows:
Operating cash flows	437	36,450	6,083
Investing cash flows		(18,141)	(19,570)
Financing cash flows	(1,250)	(21,422)	14,059
Net increase generated in subsidiary	S/ (813)	(3,113)	572
Discontinued operations [member] | Grupo Cam and Stracon Gym [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues		1,010,739	1,894,055
Operating costs		(968,375)	(1,751,317)
Gross profit		42,364	142,738
Administrative expenses		(56,950)	(83,483)
Other (expenses) income, net		860	13,279
Gain from the sale of investments			21,554
Operating (loss) profit		(13,726)	94,088
Financial expenses		(19,971)	(27,398)
Financial income		6,253	2,269
Share of the profit or loss in associates and joint ventures			854
Loss before income tax		(27,444)	69,813
Income tax		7,112	(14,110)
Loss from discontinued operations		(20,332)	55,703
Revenues from the sale of investments		310,855	269,961
Cost from the sale of investments		(237,213)	(51,697)
Income tax expense on gain		(8,906)	(63,940)
Gain on sale after income tax		64,736	154,324
Net effect in consolidated		44,404	210,027
Cash flows relating to the discontinued operations are as follows:
Operating cash flows		6,967	149,687
Investing cash flows		(11,474)	(10,377)
Financing cash flows		526	(136,165)
Net increase generated in subsidiary		S/ (3,981)	S/ 3,145